Commitments and Contingencies - Schedule of Contractual Obligations (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)		Jun. 30, 2025 USD ($)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)
Schedule of Contractual Obligations [Line Items]
Current portion of long-term borrowing	¥ 5,800	[1]	$ 810	[1]	¥ 6,970	[2]	$ 955	[2]
Short-term bank borrowing	17,172		2,397		15,522		2,127
Operating lease liabilities	5,974	[3]	834	[3]	7,099	[4]	973	[4]
Total	¥ 28,946		4,041		¥ 34,578		4,738
Payment due by period Less than 1 year [Member]
Schedule of Contractual Obligations [Line Items]
Current portion of long-term borrowing			5,800	[1]			3,164	[2]
Short-term bank borrowing			17,172				15,522
Operating lease liabilities			2,282	[3]			2,262	[4]
Total			25,254				25,935
Payment due by period 1-3 years [Member]
Schedule of Contractual Obligations [Line Items]
Current portion of long-term borrowing				[1]			3,806	[2]
Short-term bank borrowing
Operating lease liabilities			3,140	[3]			3,274	[4]
Total			3,140				7,080
Payment due by period 3-5 years [Member]
Schedule of Contractual Obligations [Line Items]
Current portion of long-term borrowing				[1]				[2]
Short-term bank borrowing
Operating lease liabilities			552	[3]			1,244	[4]
Total			552				1,244
Payment due by period More than 5 years [Member]
Schedule of Contractual Obligations [Line Items]
Current portion of long-term borrowing				[1]				[2]
Short-term bank borrowing
Operating lease liabilities				[3]			319	[4]
Total							$ 319

[1]	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2025 is discussed in Note 13. BANK BORROWINGS.
[2]	The Group’s commitment for long-term bank borrowings and short-term bank borrowings as of December 31, 2024 is discussed in Note 13 BANK BORROWINGS.
[3]	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2025, is discussed in Note 15. LEASES.
[4]	The Group’s commitment for payable to Anhui Juhu under the other current liabilities as of December 31, 2024 is discussed in Note 14 ACCRUED EXPENSES AND OTHER LIABILITIES.